Note 2 - Sale of Hecla Quebec Inc. and Discontinued Operations - Statement of Discountinued Operation (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Discontinued Operation, Additional Disclosures [Abstract]
Discontinued Operation, Sales	$ 70,284		$ 56,005		$ 319,117		$ 209,679		$ 177,678
Discontinued Operation, Costs applicable to sales	37,629	[1]	42,113	[1]	173,486	[2]	150,779	[2]	155,304	[2]
Discontinued Operation, Depreciation, depletion and amortization	932		8,569		33,233		72,835		66,037
Discontinued Operation, General and administrative					0		0		2,084
Discontinued Operation, Other Operating Expenses:
Discontinued Operation, Exploration and pre-development	1,051		188		393		1,863		5,685
Discontinued Operation, Other operating expense, net	0		185		(6,381)		1,688		5,251
Discontinued Operation, Total costs and expenses	39,612		51,055		200,731		227,165		234,361
Discontinued Operation, Income from discontinued operations	30,672		4,950		118,386		(17,486)		(56,683)
Discontinued Operation Other (expense) income:
Discontinued Operation, Interest expense	(91)		(159)		(590)		(503)		(254)
Discontinued Operation, Fair value adjustments, net	(2,231)		239		4,123		(5,744)		1,190
Discontinued Operations, Other income					204		257		418
Discontinued Operation, Net foreign exchange loss	0		11		255		(512)		335
Disposal Group, Including Discontinued Operation, Total other (expense) income	(2,322)		91		3,992		(6,502)		1,689
Discontinued Operation, Income of discontinued operations					122,378		(23,988)		(54,994)
Discontinued Operation, Before Income And Mining Tax Provision	28,350		5,041
Discontinued Operation, Loss on disposal of Hecla Quebec Inc.	(192,482)		0
Income and mining tax provision	(19,549)		(1,841)		(58,725)		9,555		11,024
Discontinued Operation, (Loss) income from discontinued operations	$ (183,681)		$ 3,200		$ 63,653		$ (14,433)		$ (43,970)

[1]	Excludes depreciation, depletion and amortization
[2]	Excludes depreciation, depletion and amortization